Intangible Assets, Net - Schedule of Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	¥ 5,118
2023	5,118
2024	5,118
2025	5,118
2026	5,118
Thereafter	1,730
Net book value	¥ 27,320	¥ 687,211